Note 5 - Long-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2019	June 30, 2020
Kamsarmax One Shipping Ltd.	10,531,000	10,064,000
Ultra One Shipping Ltd.	14,060,000	13,590,000
Kamsarmax Two Shipping Ltd.	16,000,000	15,200,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	12,200,000	10,800,000
Eirini Shipping Ltd.	4,100,000	3,700,000
	56,891,000	53,354,000
Less: Current portion	(6,924,000)	(5,374,000)
Long-term portion	49,967,000	47,980,000
Deferred charges, current portion	117,706	117,706
Deferred charges, long-term portion	278,160	207,808
Long-term bank loans, current portion net of deferred charges	6,806,294	5,256,294
Long-term bank loans, long-term portion net of deferred charges	49,688,840	47,772,192

Schedule of Maturities of Long-term Debt [Table Text Block]
To June 30:
2021	5,374,000
2022	15,474,000
2023	21,736,000
2024	940,000
2025	940,000
Thereafter	8,890,000
Total	53,354,000